Risk and Concentration (Details) ¥ in Thousands, HKD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Risks and Concentration
Cash and cash equivalents		$ 6,751	$ 39,590	¥ 274,873	¥ 46,873	¥ 209,774	¥ 61,502
Time deposits			53,601	372,150	167,078
Liabilities			125,984	874,710	377,867
Hong Kong
Risks and Concentration
Maximum limit up to which deposits are protected by DPS | HKD	HKD 500,000
China
Risks and Concentration
Maximum limit up to which deposits are protected by DIS				500,000
Cash and cash equivalents and Time deposits | Foreign currency risks | RMB
Risks and Concentration
Cash and cash equivalents and time deposits				210,163	74,862
Concentration risk (as a percent)	32.50%	35.00%
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents				23,912	10,387
Cash and cash equivalents | Geographic concentration risk | China
Risks and Concentration
Cash and cash equivalents				233,495	27,338
Time deposits | Geographic concentration risk | China
Risks and Concentration
Time deposits			$ 53,601	372,150	123,078
Liabilities | Foreign currency risks | RMB
Risks and Concentration
Liabilities				¥ 837,417	¥ 353,592
Concentration risk (as a percent)	95.70%	93.60%